Document and Entity Information	12 Months Ended
Jun. 08, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jul 23, 2012
Document Effective Date	Jul 23, 2012
Prospectus Date	Jun 8, 2012

MANNING & NAPIER FUND, INC.

Supplement dated July 23, 2012 to the

prospectus dated June 8, 2012 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Jun 8, 2012
Supplement [Text Block]	mnfi3_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated July 23, 2012 to the

prospectus dated June 8, 2012 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)

Target 2040 Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi3_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated July 23, 2012 to the

prospectus dated June 8, 2012 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Jun 8, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 23, 2012